RESTRICTED CASH AND SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
RESTRICTED CASH AND SHORT-TERM INVESTMENTS [Abstract]
RESTRICTED CASH AND SHORT-TERM INVESTMENTS

20.	RESTRICTED CASH AND SHORT-TERM INVESTMENTS

The Company's restricted cash and short-term investment balances are as follows:

(in thousands of $)	2012	2011
Restricted cash relating to projects	1,551	3,500
Golar Partners and subsidiaries' restricted cash
Total security lease deposits for lease obligations	—	190,516
Restricted cash and short-term investments relating to the Mazo facility	—	10,254
Restricted cash relating to the Freeze facility	—	9,012
	1,551	213,282

As of December 31, 2012, the Company's restricted cash relates only to bid bonds in respect of project tenders entered into by the Company. Some tenders require bid bonds to ensure that the bidder fully complies with the tender terms and conditions. Bid bonds are returned if the tender is unsuccessful or, if the contract is won, upon the signing of the contract or can be forfeited by the bidder if certain tender criteria are not fulfilled.

The decrease in restricted cash is a result of the deconsolidation of Golar Partners from December 13, 2012 (see note 5). As a result, Golar Partners has been considered an affiliate and not a controlled subsidiary of the Company and its restricted cash balances are not consolidated in the balance sheet as of December 31, 2012. Consequently, additional disclosures have not been included here.

Restricted cash does not include minimum consolidated cash balances of $25 million (see note 27) required to be maintained as part of the financial covenants in some of the Company's loan facilities, as these amounts are included in "Cash and cash equivalents".

The analysis of short-term restricted cash and short-term investments at December 31, 2012 and 2011 is as follows:

(in thousands of $)	2012	2011
Restricted cash relating to projects	1,551	3,500
Golar Partners and subsidiaries' restricted cash
Lease security deposits	—	5,246
Restricted cash and short-term investments relating to the Mazo facility (see note 27)	—	10,254
Restricted cash relating to the Freeze facility (see note 27)	—	9,012
Short-term restricted cash and short-term investments	1,551	28,012